OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

July 13, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way

Alexandria, VA 22312

Re:   Oppenheimer Corporate Bond Fund

File Nos. 811-22314; 333-160733

To the Securities and Exchange Commission:

On behalf of Oppenheimer Corporate Bond Fund (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, is an amendment (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the "Registration Statement") filed on July 22, 2009.

This Amendment includes our response letter in connection with the Commission Staff’s comments on and our revisions to the Registration Statement, the Fund’s financial statements and certain exhibits required under Part C.

We would be pleased to provide you with any additional information you may require or with copies of any of the materials referred to above. We would appreciate receiving any further comments the Commission Staff may have as soon as possible. Please direct any communications relating to this filing to the undersigned at:

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212.323.5089 / nvann@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Nancy S. Vann

Nancy S. Vann
Vice President & Associate Counsel

Attachments

cc: Valerie Lithotomos, Esq., SEC

     William Levey, Esq.

     Gloria J. LaFond

K&L Gates LLP